UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31,

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Braddock Multi-Strategy Income Fund

(Class A: BDKAX)

(Class C: BDKCX)

(Institutional Class: BDKNX)

ANNUAL REPORT

DECEMBER 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Braddock Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	6
Schedule of Investments	8
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	37
Supplemental Information	38
Expense Example	42

This report and the financial statements contained herein are provided for the general information of the shareholders of the Braddock Multi-Strategy Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

2019 Braddock Multi-Strategy Income Fund

February 1, 2020

To Our Shareholders

The Braddock Multi-Strategy Income Fund (the “Fund”), as measured by the Fund’s Institutional Share Class (BDKNX), returned 6.60% in 2019 versus 8.72% for the Bloomberg Barclays Aggregate Bond Index (the “Aggregate Index”) and 14.40% for the ICE Bank of America Merrill Lynch U.S. Cash Pay U.S. High Yield Index (the “High Yield Index”). While the Fund underperformed the referenced indices in 2019, we remind investors of the attractive longer term relative performance which is included in this report, and its favorable risk profile as further described in this letter. Ending 2019 with $631 million of assets, the Fund marked the fourth consecutive year of asset growth and its tenth year of operation.

The Fund seeks to provide total return, comprised of current income and capital appreciation, by investing in high yield asset-backed debt securities (non-investment grade) as well as investment grade securities. The Fund’s focus on U.S. Residential Mortgage Backed Securities (“RMBS”) and Consumer Asset Backed Securities (“ABS”) provides a differentiated risk profile versus many traditional fixed income products. Since inception, this strategy and the Fund’s low effective duration has translated to generally low volatility, an attractive risk/return ratio as reflected in a Sharpe ratio of 2.94, and low correlation to traditional benchmarks: 0.05 to the Aggregate Index and 0.32 to the High Yield Index, all as of 12/31/19.

Financial markets began 2019 on fairly shaky ground following the heightened volatility, escalating trade tensions and slowing leading economic indicators of the previous quarter, which spooked investors and prompted the Federal Reserve (the “Fed”) to suspend its monetary policy tightening. However, risk appetite returned during the first quarter of 2019 as investors refocused on the fundamental strength of the U.S. economy. The High Yield Index reversed all of the losses of 2018’s 4th quarter with a first quarter 2019 gain of 7.4%, and the S&P 500 erased its 2018 4th quarter loss with a first quarter 2019 gain of 13.6%. While the markets faced periodic bouts of volatility in both the 2nd and 3rd quarters of 2019, the general trend of the markets remained upward. The actions of the Fed, along with improving conditions for U.S. consumers and residential real estate, contributed to the bullish sentiment. As the year progressed, lower growth projections and an inverted yield curve led to increasing talk of recession. Slowing growth projections, financial and perhaps political pressures led the Fed to move from a neutral to accommodative stance. The Fed ultimately undid the majority of their 2018 hikes and decreased the Fed Funds rates by a quarter point in July, September and October of 2019. The lower interest rate environment was supportive of global risk assets and very positive for the U.S. housing and mortgage finance industries.

In 2019, the Fund’s investment focus remained on Modern RMBS1 and Consumer ABS investments. Due to our assessment of higher risk in the Collateralized Loan Obligations (“CLO”) sector, the CLO portfolio allocation was reduced from 13% to 3% and credit exposure in the sector was further reduced by exiting all non-investment grade positions. The largest allocation throughout the year was to Modern RMBS, which averaged 68% of the portfolio. These positions are well-diversified across RMBS sub-sectors: Credit Risk Transfer (“CRT”) backed by conforming mortgages and primary mortgage insurance policies, Non-Qualified Mortgages (“Non-QM”), Single Family Rentals, Non-Performing Loan, Legacy RMBS (issued pre-2008), etc. Consumer ABS was the second largest allocation, averaging 18%, and provided further diversification.

[1]	Credit sensitive RMBS issued after 2013

1

Housing & Consumer Fundamentals Update

We believe that the U.S. Residential and Consumer sectors are currently the strongest parts of the U.S. economy. Exhibit 1 below supports Braddock’s positive economic outlook. While consumer confidence and strong labor markets (low unemployment and >3% wage growth) are good news for U.S. households, Braddock is most pleased with the low consumer and mortgage default rates, low household leverage, and high personal savings rate.

Exhibit 1

A closer look at housing also reveals growth in new homes sales and strong homebuilder confidence. Fannie Mae’s recently released housing forecast predicts strong growth in single family home construction and forecasts new single-family home sales increasing to 764,000 in 20212. In what we consider a positive development, many U.S. homebuilders have shifted their product focus to “first-time” and “first step-up” home buyers. Generally, this trend means smaller, more affordable homes designed to meet the current and future demand of the Millennial generation. Recent Census Bureau data has shown homeownership rates are growing significantly for people under the age of 35 and for households with incomes below the U.S. median income3.

The general shortage of U.S. single family homes should be supportive of stable home price appreciation and provide a buffer against downside risks to U.S housing values, but will continue to pressure housing affordability. Home price appreciation did slow in 2019 from 4.5% to 3.5%, but today’s lower mortgage rates are still supportive of continuing positive housing price appreciation.

[2]	Fannie Mae. As of 12/10/2019
[3]	U.S. Census Bureau. As of 10/29/2019

2

As conveyed by the Mortgage Credit Availability Index in Exhibit 1 above, another strength of the U.S. housing and mortgage markets is the high-quality mortgage underwriting standards that have continued since the housing crisis. Regulations stemming from the Dodd-Frank act of 2010 set appropriate guidelines for verifying borrower assets and income. Additionally, improvements in the Truth in Lending Disclosures and the addition of the “Ability to Repay” rule are examples of regulations adopted since the crisis that have contributed to better mortgage lending practices.

Market Conditions – Securities Markets

Modern RMBS securities are benefiting from the high-quality underwriting standards in the housing finance industry. The mortgages, which are collateral to the bonds, are experiencing very low delinquency rates and fast prepayments. In contrast to mortgages originated prior to the 2008 financial crisis, these post-crisis mortgages are made to borrowers with higher credit scores and lower debt-to-income (DTI) ratios. Mortgage originators are also much more diligent about avoiding “risk layering.” For example, if a borrower has a lower credit score, the underwriter may not approve the loan if the borrower also has a high DTI ratio or is asking for a cash-out loan.

2019 was a year of decreasing mortgage credit risk in the United States. With 30-year fixed rate mortgage rates falling from 4.6% to 3.7%, a significant number of homeowners have chosen to refinance their mortgage into a new mortgage with a lower rate. A lower monthly payment improves the borrower’s debt-to-income ratio and, consequently, reduces the chance of default. This borrower behavior has reduced credit risk in Modern RMBS bonds, especially those originated in 2018 & 2019. Simply said, mortgages that prepay (due to refinancing) exit the RMBS trust and consequently pose no future default risk to bondholders. As an example, CRT, Non-QM and prime RMBS bonds backed by mortgages with average mortgage rates of 4.8% are prepaying at annual rates between 30-60%4. In contrast, prepayment rates for legacy subprime RMBS remain below 10%5 and reflect the fact that borrower credit quality is the primary driver of refinancing activity.

The “refinancing wave” of 2019 has also been a strong positive for Modern RMBS valuations. As investors recognized the improved credit profile, credit spreads tightened and bond prices appreciated for both the sector and the Fund. Another benefit of lower mortgage rates is an increase in mortgage origination volumes. 2019 Modern RMBS issuance totaled approximately $121 billion6 and provided ample investment opportunities across new issue sectors. Complementing the residential market over the course of 2019, the U.S. consumer market remained on solid footing. By many measures, the U.S. consumer continued to display financial strength. 2019 ABS issuance totaled $242 billion6, providing additional opportunities for Braddock to diversify the Fund’s portfolio. While moderate inflation and low interest rates assisted disposable income, low consumer leverage, a healthy labor market, and a high personnel savings delivered strong positive influences to U.S. consumer credit. Consumer ABS credit performance and prepayment levels remained within expectations. As a result, 2019 ABS total returns benefitted from attractive income and positive rating agency actions, leading to tighter credit spreads across the ABS market.

Fund Outlook

We are very excited about the growth in the securitized products markets, especially the Modern RMBS sector, which we forecast to grow to $150 billion of issuance in 2020. Outstanding Modern RMBS now surpasses the amount of Legacy RMBS remaining7 and we maintain our focus on optimizing investment opportunities in this growing sector.

Given our view that the strength and fluidity of today’s labor market is supportive of wages, we believe the U.S consumer is poised to remain a bright spot for the U.S. economy in the year ahead. This supportive backdrop and favorable rate environment should result in ABS issuance approaching $235 billion. Braddock will continue to capitalize on this opportunity set.

[4]	RMBS Trusts with 4.8% average mortgage rates: CAS 2018-R07, STACR 2019-DNA2 and DRMT 2018-2A
[5]	Moody’s Analytics. As of 12/31/2019
[6]	Bank of America. As of 1/2/2020
[7]	JP Morgan. As of 1/10/2020

3

With the combination of investment opportunities and the fundamental strength of the U.S. consumer, we believe the Fund is in the “right place, right time” from a credit investment standpoint. In light of general fixed income yields, we consider the securitized credit markets (RMBS, ABS and CLOs) to provide compelling value versus traditional fixed income investments. The Fund’s low effective duration of 1.16 years provides less interest rate sensitivity versus the Aggregate Index and is a complement to the Fund’s credit profile. Additionally, as a growing and nimble fund, the Fund seems well positioned to capitalize on the new and evolving opportunities in these sectors.

Thank you and best regards,

Garrett Tripp, CFA	Toby Giordano, CFA
Senior Portfolio Manager	Portfolio Manager

IMPORTANT RISKS AND DISCLOSURES

The views expressed in this report reflect those of the Fund’s Sub-Advisor as of the date this is written and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change. To the extent this report contains forward looking statements, unforeseen circumstances may cause actual results to differ materially from the views expressed as of the date this is written.

The Fund commenced investment operations on December 31, 2015, after the conversion of a limited partnership Account, Braddock Structured Opportunities Fund Series A, L.P., which commenced operations on 7/31/2009, (the “Predecessor Account”), into shares of the Fund’s Institutional Class. Performance information prior to December 31, 2015 discussed in this report is for the Predecessor Account. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to those of the Predecessor Account. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

An investment in the Fund involves risk. Loss of principal is possible. The following is a summary of the risks and are more fully described in the Fund’s prospectus: Mortgage-backed securities: subject to prepayment risk (loan repaid more quickly), “extension risk” (loan repaid more slowly), credit risk, liquidity, and default risks. Real estate risk: property values may fall due to various economic factors. CLO risk: Collateralized Loan Obligations (CLOs) are subject to interest rate, credit, asset manager, legal, regulatory, limited recourse, liquidity, redemption, and reinvestment risks. Credit Risk: factors may impair the credit rating of the securities held by the Fund which may cause the Fund’s value to decline. Interest rate risk: investment value may go down when interest rates rise. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. High Yield (“Junk”) bond risk: involve greater risk of default, downgrade, or price declines, can be more volatile and tend to be less liquid than investment-grade securities. Repurchase agreement risk: repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Reverse repurchase agreement risk: subjects the Fund to the risks of leverage and counterparty risk. Liquidity risk: the Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Leverage risk: as a result of borrowing or other investment techniques, the Fund may be leveraged. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Derivatives risk: derivative instruments (e.g. short sells, options, futures) involve risks different from direct investment in the underlying assets, including possible losses in excess of amount invested or any gain in portfolio positions. Non-diversification risk: the Fund may focus its assets in the securities of fewer issuers, which exposes the Fund to greater market risk that if its assets were diversified among a greater number of issuers. The Fund may not be suitable for all investors.

4

The Bloomberg Barclays Aggregate Bond Index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The ICE Bank of America Merrill Lynch U.S. Cash Pay U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating, at least 18 months to final maturity at the time of issuance, at least 1 year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. The S&P 500 Index tracks the stocks of 500 large-cap U.S. companies. The MBA Mortgage Credit Availability Index is a barometer on the availability of mortgage credit using guidelines from institutional investors who purchase loans through the broker and/ or correspondent channels. Higher index values signal that credit is more available, while lower index values indicate that mortgage credit standards are tighter. One cannot invest directly in an index.

Sharpe Ratio is calculated by using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance. Duration measures a portfolio’s sensitivity to changes in interest rates. Generally, the longer the duration, the greater the price change relative to interest rate movements.

5

Braddock Multi-Strategy Income Fund

FUND PERFORMANCE at December 31, 2019 (Unaudited)

The Fund commenced investment operations on December 31, 2015, after the conversion of a limited partnership account, Braddock Structured Opportunities Fund Series A, L.P., which commenced operations on July 31, 2009, (the "Predecessor Account"), into Institutional Class shares of the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.

This graph compares a hypothetical $1,000,000 investment in the Fund’s Institutional Class shares on July 31, 2009, Predecessor Account’s inception date, with a similar investment in the Bloomberg Barclays Aggregate Bond Index and the ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield Index. The performance graph above is shown for the Fund’s Institutional Class shares; Class A shares and Class C shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Bloomberg Barclays Aggregate Bond Index measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. These indices do not reflect expenses, fees or sales charge, which would lower performance. The indices are unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of December 31, 2019	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	6.34%	5.48%	5.33%	9.09%	9.11%	12/31/15*
Class C²	5.49%	4.70%	4.54%	8.27%	8.29%	12/31/15*
Institutional Class³	6.60%	5.76%	5.60%	9.37%	9.39%	07/31/09
After deducting maximum sales charge
Class A¹	1.83%	3.95%	4.09%	8.45%	8.49%	12/31/15*
Class C²	4.49%	4.70%	4.54%	8.27%	8.29%	12/31/15*
Bloomberg Barclays Aggregate Bond Index	8.72%	4.03%	3.05%	3.75%	3.82%	07/31/09
ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield Index	14.40%	6.32%	6.12%	7.49%	8.56%	07/31/09

*	The performance figures for Class A and Class C Shares include the performance for the Institutional Class for the period prior to December 31, 2015. Class A and Class C impose higher expenses than that of Institutional Class.

6

Braddock Multi-Strategy Income Fund

FUND PERFORMANCE at December 31, 2019 (Unaudited) - Continued

¹	Maximum initial sales charge for Class A shares is 4.25%. No initial sales charge applies to purchase of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of purchase.
²	A CDSC of 1.00% will be charged on Class C share purchases that are redeemed in whole or in part within 12 months of purchase.
³	Institutional Class shares do not have any initial or contingent deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (800) 207-7108.

Gross and net expense ratios for Class A shares were 1.83% and 1.76%, respectively, for Class C shares were 2.58% and 2.51%, respectively, and for Institutional Class shares were 1.58% and 1.51%, respectively, which were the amounts stated in the current prospectus dated May 1, 2019. For the Fund’s most current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of the Class A shares, Class C shares, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

Principal Amount		Value
	ASSET-BACKED SECURITIES — 69.4%
	ACC Trust 2019-1
$782,000	6.410%, 2/20/2024[1,2]	$799,235
	Alternative Loan Trust 2005-34CB
239,730	2.192%, (1-Month USD Libor+40 basis points), 9/25/2035[2,3,4]	182,839
	Alternative Loan Trust 2005-62
9,457,712	1.226%, 12/25/2035[2,4,5,6]	584,003
	Alternative Loan Trust 2005-9CB
223,324	2.292%, (1-Month USD Libor+50 basis points), 5/25/2035[2,3]	202,607
	Avant Loans Funding Trust 2019-A
2,350,000	4.650%, 4/15/2026[1,2]	2,391,321
	Banc of America Alternative Loan Trust 2004-6
954,613	6.000%, 7/25/2034[2]	954,575
	Barings CLO Ltd. 2016-II
3,500,000	5.216%, (3-Month USD Libor+325 basis points), 7/20/2028[1,2,3]	3,501,584
	Bayview Commercial Asset Trust 2005-1
849,352	2.437%, (1-Month USD Libor+65 basis points), 4/25/2035[1,2,3]	810,813
	Bayview Commercial Asset Trust 2005-2
682,673	2.272%, (1-Month USD Libor+48 basis points), 8/25/2035[1,2,3]	645,630
	Bayview Commercial Asset Trust 2005-3
445,057	2.282%, (1-Month USD Libor+49 basis points), 11/25/2035[1,2,3]	423,346
656,004	2.302%, (1-Month USD Libor+51 basis points), 11/25/2035[1,2,3]	624,799
192,986	2.392%, (1-Month USD Libor+60 basis points), 11/25/2035[1,2,3,4]	183,680
	Bayview Commercial Asset Trust 2006-1
493,626	2.192%, (1-Month USD Libor+40 basis points), 4/25/2036[1,2,3]	462,955
834,275	2.212%, (1-Month USD Libor+42 basis points), 4/25/2036[1,2,3]	783,380
	Bear Stearns Asset Backed Securities Trust 2003-AC6
143,025	4.442%, (1-Month USD Libor+265 basis points), 11/25/2033[2,3,4]	132,357
	Bellemeade Re 2017-1 Ltd.
6,000,000	5.142%, (1-Month USD Libor+335 basis points), 10/25/2027[1,2,3]	6,204,944
5,250,000	6.542%, (1-Month USD Libor+475 basis points), 10/25/2027[1,2,3]	5,497,067
	Bellemeade Re 2018-1 Ltd.
3,000,000	4.692%, (1-Month USD Libor+290 basis points), 4/25/2028[1,2,3]	3,024,618
6,000,000	6.042%, (1-Month USD Libor+425 basis points), 4/25/2028[1,2,3]	6,048,840
	Bellemeade Re 2018-2 Ltd.
1,724,000	4.442%, (1-Month USD Libor+265 basis points), 8/25/2028[1,2,3]	1,736,709
	Bellemeade Re 2018-3 Ltd.
4,000,000	4.542%, (1-Month USD Libor+275 basis points), 10/25/2028[1,2,3]	4,049,920
5,250,000	5.692%, (1-Month USD Libor+390 basis points), 10/25/2028[1,2,3]	5,286,545
	Bellemeade Re 2019-1 Ltd.
4,000,000	4.492%, (1-Month USD Libor+270 basis points), 3/25/2029[1,2,3]	4,020,636
3,731,000	5.792%, (1-Month USD Libor+400 basis points), 3/25/2029[1,2,3]	3,755,304
	Bellemeade Re 2019-2 Ltd.
2,500,000	4.892%, (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3]	2,538,995

8

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Bellemeade Re 2019-4 Ltd.
$2,000,000	5.642%, (1-Month USD Libor+385 basis points), 10/25/2029[1,2,3]	$2,005,620
	CAN Capital Funding LLC
579,728	4.257%, 4/15/2020[1,4,7]	24,156
	Carvana Auto Receivables Trust 2019-3
5,000,000	4.600%, 7/15/2026[1,2]	5,004,904
	Consumer Loan Underlying Bond Credit Trust 2018-P1
4,000,000	5.210%, 7/15/2025[1,2]	4,116,939
	Consumer Loan Underlying Bond Credit Trust 2018-P2
3,000,000	5.210%, 10/15/2025[1,2]	3,083,072
	Countrywide Asset-Backed Certificates 2002 BC3
1,084,194	2.692%, (1-Month USD Libor+90 basis points), 5/25/2032[2,3]	1,031,400
	Countrywide Asset-Backed Certificates 2004-1
378,698	2.352%, (1-Month USD Libor+56 basis points), 4/25/2034[2,3]	365,007
	Covenant Credit Partners CLO III Ltd.
3,500,000	5.751%, (3-Month USD Libor+375 basis points), 10/15/2029[1,2,3]	3,494,563
	Dividend Solar Loans LLC
6,039,036	5.680%, 8/22/2039[1,2]	6,062,143
	Eagle RE 2018-1 Ltd.
4,000,000	4.792%, (1-Month USD Libor+300 basis points), 11/25/2028[1,2,3]	4,052,700
4,000,000	5.792%, (1-Month USD Libor+400 basis points), 11/25/2028[1,2,3]	4,136,304
	Eagle RE 2019-1 Ltd.
3,000,000	3.592%, (1-Month USD Libor+180 basis points), 4/25/2029[1,2,3]	3,007,962
6,000,000	6.292%, (1-Month USD Libor+450 basis points), 4/25/2029[1,2,3]	5,984,454
	Finance of America Structured Securities Trust 2019-HB1
1,250,000	5.682%, 4/25/2029[1,2,6]	1,265,406
2,500,000	6.000%, 4/25/2029[1,2,6]	2,426,545
	First Investors Auto Owner Trust 2017-2
1,300,000	5.480%, 10/15/2024[1,2]	1,352,946
	FirstKey Lending 2015-SFR1 Trust
711,344	5.128%, 3/9/2047[1,2,6]	711,987
	Foursight Capital Automobile Receivables Trust 2018-1
1,000,000	6.820%, 4/15/2025[1,2]	1,034,195
	Foursight Capital Automobile Receivables Trust 2018-2
2,000,000	5.500%, 10/15/2024[1,2]	2,094,519
2,000,000	6.480%, 6/15/2026[1,2]	2,082,660
	Foursight Capital Automobile Receivables Trust 2019-1
3,100,000	5.570%, 11/16/2026[1,2]	3,127,551
	Freddie Mac Structured Agency Credit Risk Debt Notes
961,309	12.542%, (1-Month USD Libor+1,075 basis points), 3/25/2025[2,3]	1,260,362
2,678,148	10.992%, (1-Month USD Libor+920 basis points), 10/25/2027[2,3]	3,498,900
1,690,635	9.342%, (1-Month USD Libor+755 basis points), 12/25/2027[2,3]	2,034,710
2,090,000	6.792%, (1-Month USD Libor+500 basis points), 12/25/2028[2,3]	2,280,681
3,966,000	6.242%, (1-Month USD Libor+445 basis points), 3/25/2030[2,3]	4,398,627

9

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,500,000	6.242%, (1-Month USD Libor+445 basis points), 4/25/2030[2,3]	$2,747,572
3,141,490	4.292%, (1-Month USD Libor+250 basis points), 12/25/2042[2,3]	3,077,796
233,619	4.792%, (1-Month USD Libor+300 basis points), 12/25/2042[2,3,4]	143,494
202,640	4.242%, (1-Month USD Libor+245 basis points), 12/25/2042[2,3]	204,645
500,000	3.984%, 9/25/2047[1,2,6]	499,426
498,830	3.984%, 9/25/2047[1,2,4,6]	392,442
5,000,000	3.592%, (1-Month USD Libor+180 basis points), 7/25/2030[2,3]	5,014,870
4,207,000	5.542%, (1-Month USD Libor+375 basis points), 4/25/2043[1,2,3]	4,401,498
1,000,000	3.736%, 2/25/2048[1,2,4,6]	708,754
1,849,874	3.813%, 5/25/2048[1,2,4,6]	1,312,606
3,000,000	4.152%, 8/25/2048[1,2,4,6]	2,202,961
1,000,000	4.460%, 11/25/2048[1,2,4,6]	765,788
3,000,000	4.192%, (1-Month USD Libor+240 basis points), 2/25/2047[1,2,3]	3,053,365
2,250,000	5.992%, (1-Month USD Libor+420 basis points), 2/25/2047[1,2,3]	2,423,594
3,000,000	12.292%, (1-Month USD Libor+1,050 basis points), 2/25/2047[1,2,3,4]	3,450,522
7,709,335	4.242%, (1-Month USD Libor+245 basis points), 3/25/2049[1,2,3]	7,784,732
1,000,000	10.142%, (1-Month USD Libor+835 basis points), 1/25/2048[1,2,3]	1,223,666
2,100,000	5.842%, (1-Month USD Libor+405 basis points), 2/25/2049[1,2,3]	2,241,606
3,466,026	11.142%, (1-Month USD Libor+935 basis points), 4/25/2028[2,3]	4,482,431
6,000,000	6.442%, (1-Month USD Libor+465 basis points), 1/25/2049[1,2,3]	6,508,840
6,000,000	4.442%, (1-Month USD Libor+265 basis points), 1/25/2049[1,2,3]	6,092,587
5,000,000	3.742%, (1-Month USD Libor+195 basis points), 10/25/2049[1,2,3]	4,975,063
	FREED ABS TRUST 2018-2
2,500,000	5.880%, 10/20/2025[1,2]	2,559,557
	FREMF 2019-KF67 Mortgage Trust
3,000,000	4.042%, (1-Month USD Libor+225 basis points), 8/25/2029[1,2,3]	3,009,331
	FREMF 2019-KF68 Mortgage Trust
2,999,841	3.992%, (1-Month USD Libor+220 basis points), 7/25/2026[1,2,3]	3,027,804
	Home Equity Asset Trust 2004-1
33,073	3.492%, (1-Month USD Libor+170 basis points), 6/25/2034[2,3]	33,704
	Home Partners of America 2017-1 Trust
4,000,000	5.276%, (1-Month USD Libor+354 basis points), 7/17/2034[1,3]	4,006,236
	Home Re 2018-1 Ltd.
3,500,000	5.792%, (1-Month USD Libor+400 basis points), 10/25/2028[1,2,3]	3,633,553
	Home Re 2019-1 Ltd.
8,000,000	5.042%, (1-Month USD Libor+325 basis points), 5/25/2029[1,2,3]	8,116,160
7,000,000	6.142%, (1-Month USD Libor+435 basis points), 5/25/2029[1,2,3]	7,284,235
	Invitation Homes 2018-SFR2 Trust
2,925,378	3.990%, (1-Month USD Libor+225 basis points), 6/17/2037[1,3]	2,931,229
	Invitation Homes 2018-SFR3 Trust
4,707,950	3.987%, (1-Month USD Libor+225 basis points), 7/17/2037[1,3]	4,724,621
	Invitation Homes 2018-SFR4 Trust
9,000,000	3.937%, (1-Month USD Libor+220 basis points), 1/17/2038[1,2,3]	9,033,138

10

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Lendmark Funding Trust 2019-1
$3,000,000	5.340%, 12/20/2027[1,2]	$3,004,456
	Lendmark Funding Trust 2019-2
4,660,000	5.240%, 4/20/2028[1,2]	4,639,038
	LOANDEPOT GMSR Master Trust Seres 2018-GT1
1,000,000	5.240%, (1-Month USD Libor+350 basis points), 10/16/2023[1,3]	993,723
	Mariner Finance Issuance Trust 2019-A
6,000,000	5.440%, 7/20/2032[1,2]	6,036,860
	Morgan Stanley ABS Capital I, Inc. Trust 2003-NC9
921,814	2.917%, (1-Month USD Libor+112 basis points), 9/25/2033[2,3]	917,407
	Mortgage Insurance-Linked Notes Series 2019-1
6,000,000	5.942%, (1-Month USD Libor+415 basis points), 11/26/2029[1,2,3]	6,014,867
	Mosaic Solar Loan Trust 2017-2
3,541,584	2.000%, 6/22/2043[1,2]	3,384,596
2,557,305	0.000%, 6/22/2043[1,2]	2,395,942
	Mosaic Solar Loan Trust 2018-1
5,160,000	2.000%, 6/22/2043[1,2]	4,800,542
	Mosaic Solar Loan Trust 2018-2-GS
2,542,000	5.970%, 2/22/2044[1,2]	2,616,211
	Mosaic Solar Loan Trust 2019-2
6,270,000	6.180%, 9/20/2040[1,2]	6,273,110
	Multifamily Connecticut Avenue Securities Trust
1,000,000	5.042%, (1-Month USD Libor+325 basis points), 10/15/2049[1,2,3]	1,042,391
	Nationstar HECM Loan Trust 2018-2
1,000,000	6.000%, 7/25/2028[1,2,6]	990,255
	Nationstar HECM Loan Trust 2018-3
3,000,000	6.000%, 11/25/2028[1,2,6]	2,996,280
	Nationstar HECM Loan Trust 2019-1
6,000,000	5.805%, 6/25/2029[1,2,6]	6,033,102
	Nationstar HECM Loan Trust 2019-2
4,752,000	5.682%, 11/25/2029[1,2,6]	4,754,775
	Oaktown Re 2017-1 Ltd.
1,000,000	7.542%, (1-Month USD Libor+575 basis points), 4/25/2027[1,2,3]	1,054,461
1,044,739	5.792%, (1-Month USD Libor+400 basis points), 4/25/2027[1,2,3]	1,060,305
	Oaktown Re 2018-1 Ltd.
4,230,000	4.642%, (1-Month USD Libor+285 basis points), 7/25/2028[1,2,3]	4,286,014
4,000,000	5.842%, (1-Month USD Libor+405 basis points), 7/25/2028[1,2,3]	4,111,596
	Oaktown Re 2019-1 Ltd.
2,250,000	4.342%, (1-Month USD Libor+255 basis points), 7/25/2029[1,2,3]	2,267,095
1,200,000	5.292%, (1-Month USD Libor+350 basis points), 7/25/2029[1,2,3]	1,228,768
1,450,000	6.142%, (1-Month USD Libor+435 basis points), 7/25/2029[1,2,3]	1,492,818
	Octane Receivables Trust 2019-1
3,790,000	5.960%, 5/20/2027[1,2]	3,777,493

11

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Prestige Auto Receivables Trust 2018-1
$2,000,000	5.030%, 1/15/2026[1,2]	$2,085,329
	Radnor RE 2018-1 Ltd.
2,000,000	4.492%, (1-Month USD Libor+270 basis points), 3/25/2028[1,2,3]	2,008,116
4,000,000	5.592%, (1-Month USD Libor+380 basis points), 3/25/2028[1,2,3]	4,126,264
	Radnor RE 2019-1 Ltd.
3,000,000	3.742%, (1-Month USD Libor+195 basis points), 2/25/2029[1,2,3]	2,997,762
3,000,000	6.242%, (1-Month USD Libor+445 basis points), 2/25/2029[1,2,3]	3,156,105
2,500,000	4.492%, (1-Month USD Libor+270 basis points), 6/25/2029[1,2,3]	2,507,553
	Regatta Funding LP 2013-2A
4,000,000	5.701%, (3-Month USD Libor+370 basis points), 1/15/2029[1,2,3]	3,999,892
	RESI Finance LP 2003-C
5,430,477	3.115%, (1-Month USD Libor+140 basis points), 9/10/2035[1,2,3]	4,453,297
	RESI Finance LP 2003-CB1
1,700,694	3.365%, (1-Month USD Libor+165 basis points), 6/10/2035[1,2,3]	1,548,554
	RESI Finance LP 2003-D
1,070,824	3.015%, (1-Month USD Libor+130 basis points), 12/10/2035[1,2,3]	546,914
	RESI Finance LP 2004-A
212,654	2.915%, (1-Month USD Libor+120 basis points), 2/10/2036[1,2,3,4]	118,178
338,708	2.715%, (1-Month USD Libor+100 basis points), 2/10/2036[1,2,3]	218,013
	RMF Buyout Issuance Trust 2018-1
6,000,000	6.000%, 11/25/2028[1,2,6]	5,899,092
	RMF Buyout Issuance Trust 2019-1
1,500,000	6.000%, 7/25/2029[1,2,6]	1,477,457
	Saratoga Investment Corp. CLO 2013-1 Ltd.
4,375,000	4.716%, (3-Month USD Libor+275 basis points), 1/20/2030[1,2,3]	4,327,241
	SCF Equipment Leasing 2019-1 LLC
8,450,072	6.000%, 4/20/2030[1,2]	8,455,264
	Sound Point Clo XII Ltd.
3,000,000	4.566%, (3-Month USD Libor+260 basis points), 10/20/2028[1,2,3]	2,975,280
	Soundview Home Equity Loan Trust 2001-2
598,167	6.500%, 3/25/2030[2,8]	627,633
	Sunnova Helios II Issuer LLC
6,011,231	5.320%, 6/20/2046[1,2]	6,016,916
	TES 2017-2 LLC
1,000,000	6.990%, 2/20/2048[1,2]	1,061,006
	Tesla Auto Lease Trust 2018-B
5,000,000	7.870%, 6/20/2022[1,2]	5,221,330
	Tesla Auto Lease Trust 2019-A
2,000,000	5.480%, 5/22/2023[1,2]	2,003,968
	THL Credit Wind River 2016-1 CLO Ltd.
3,500,000	4.086%, (3-Month USD Libor+210 basis points), 7/15/2028[1,2,3]	3,445,396
	United Auto Credit Securitization Trust 2019-1
3,110,000	6.050%, 1/12/2026[1,2]	3,172,137

12

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Velocity Commercial Capital Loan Trust 2018-2
$686,321	6.360%, 10/26/2048[1,2,6]	$711,255
	Velocity Commercial Capital Loan Trust 2019-1
745,709	5.700%, 3/25/2049[1,2,6]	763,603
	Vericrest Opportunity Loan Trust 2019-NPL4
6,000,000	5.438%, 8/25/2049[1,2,8]	6,014,628
	Vericrest Opportunity Loan Trust 2019-NPL5
1,500,000	5.194%, 9/25/2049[1,2,8]	1,498,983
	Vericrest Opportunity Loan Trust 2019-NPL8
5,000,000	5.193%, 11/25/2049[1,2,8]	4,997,935
	Verus Securitization Trust 2018-2
1,000,000	5.176%, 6/1/2058[1,2,6]	1,031,409
	Verus Securitization Trust 2018-INV1
3,000,000	5.648%, 3/25/2058[1,2,6]	3,159,867
	Verus Securitization Trust 2018-INV2
3,000,000	6.356%, 10/25/2058[1,2,6]	3,205,873
	Verus Securitization Trust 2019-1
5,000,000	5.311%, 2/25/2059[1,2,6]	5,197,131
	Verus Securitization Trust 2019-INV1
1,500,000	4.991%, 12/25/2059[1,2]	1,535,269
	Vivint Solar Financing V LLC
1,695,134	7.370%, 4/30/2048[1]	1,779,128
	Vivint Solar Financing VI LLC
9,134,286	6.894%, (3-Month USD Libor+475 basis points), 8/29/2023[1,2,3,7]	9,385,479
	VOLT LXXXIII LLC
6,000,000	4.949%, 11/26/2049[1,2,8]	5,991,954
	Westlake Automobile Receivables Trust 2018-1
2,000,000	5.600%, 7/15/2024[1,2]	2,040,317
	Westlake Automobile Receivables Trust 2018-2
2,000,000	6.040%, 1/15/2025[1,2]	2,059,613
	Westlake Automobile Receivables Trust 2018-3
2,000,000	6.020%, 2/18/2025[1,2]	2,074,190
	Westlake Automobile Receivables Trust 2019-1
2,500,000	5.670%, 2/17/2026[1,2]	2,573,561
	TOTAL ASSET-BACKED SECURITIES
	(Cost $432,454,206)	439,493,838
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.2%
	ABN Amro Mortgage Corp.
428,772	5.682%, 12/25/2033[2,6]	417,723
	Accredited Mortgage Loan Trust 2003-3
324,335	2.552%, (1-Month USD Libor+76 basis points), 1/25/2034[2,3]	314,810
	Adjustable Rate Mortgage Trust 2005-8
511,461	2.452%, (1-Month USD Libor+66 basis points), 11/25/2035[2,3]	495,465

13

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Arroyo Mortgage Trust 2018-1
$661,875	4.218%, 4/25/2048[1,2,6]	$677,642
	Banc of America Mortgage 2003-C Trust
102,370	5.144%, 4/25/2033[2,4,6]	52,168
	Banc of America Mortgage 2003-D Trust
385,436	5.181%, 5/25/2033[2,6]	204,934
	Banc of America Mortgage 2003-J Trust
233,624	4.046%, 11/25/2033[2,6]	236,016
	Bear Stearns ALT-A Trust 2004-3
118,731	2.647%, (1-Month USD Libor+86 basis points), 4/25/2034[2,3]	117,300
	Bear Stearns ARM Trust 2004-10
970,867	4.133%, 1/25/2035[2,6]	845,594
	BRAVO Residential Funding Trust 2019-2
1,400,000	4.797%, 11/25/2059[1,2,6]	1,409,092
	BRAVO Residential Funding Trust 2019-NQM1
1,700,000	5.689%, 7/25/2059[1,2,6]	1,725,006
	CFMT 2019-HB1 LLC
1,054,000	6.000%, 12/25/2029[1,2,6]	1,035,806
	Chase Mortgage Finance Trust Series 2002-S4
76,263	6.250%, 3/25/2032[2,4]	37,748
	CHL GMSR Issuer Trust
1,000,000	5.292%, (1-Month USD Libor+350 basis points), 5/25/2023[1,2,3]	999,060
	CHL Mortgage Pass-Through Trust 2004-HYB3
1,629,715	4.748%, 6/20/2034[2,6]	1,638,086
	CHL Mortgage Pass-Through Trust 2005-3
1,587,022	2.412%, (1-Month USD Libor+62 basis points), 4/25/2035[2,3]	1,430,799
15,422,873	1.503%, 4/25/2035[2,4,5,6]	571,942
	Citigroup Mortgage Loan Trust 2019-C
4,000,000	5.000%, 9/25/2059[1,2,8]	4,023,471
	Citigroup Mortgage Loan Trust 2019-IMC1
2,100,000	5.410%, 7/25/2049[1,2,6]	2,156,462
	Citigroup Mortgage Loan Trust, Inc.
335,057	4.838%, 3/25/2034[2,6]	291,712
	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1
1,384,479	2.442%, (1-Month USD Libor+65 basis points), 2/25/2032[2,3]	1,385,121
	Deephaven Residential Mortgage Trust 2017-2
1,000,000	5.269%, 6/25/2047[1,2,6]	1,013,252
	Deephaven Residential Mortgage Trust 2017-3
500,000	4.814%, 10/25/2047[1,2,6]	500,501
	Deephaven Residential Mortgage Trust 2018-1
1,500,000	5.793%, 12/25/2057[1,2,6]	1,520,781
	Deephaven Residential Mortgage Trust 2018-2
2,000,000	6.042%, 4/25/2058[1,2,6]	2,062,483
	Deephaven Residential Mortgage Trust 2018-3
2,000,000	5.913%, 8/25/2058[1,2,6]	2,049,518

14

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Deephaven Residential Mortgage Trust 2018-4
$2,000,000	6.125%, 10/25/2058[1,2,6]	$2,077,149
	Deephaven Residential Mortgage Trust 2019-1
3,000,000	6.037%, 1/25/2059[1,2,6]	3,118,279
	Deephaven Residential Mortgage Trust 2019-3
1,000,000	5.663%, 7/25/2059[1,2,6]	1,034,575
	Fannie Mae Connecticut Avenue Securities
6,995,673	4.192%, (1-Month USD Libor+240 basis points), 4/25/2031[1,2,3]	7,082,601
1,660,823	3.792%, (1-Month USD Libor+200 basis points), 3/25/2031[2,3]	1,669,118
2,000,000	5.542%, (1-Month USD Libor+375 basis points), 3/25/2031[2,3]	2,119,526
3,000,000	5.792%, (1-Month USD Libor+400 basis points), 5/25/2030[2,3]	3,258,948
4,000,000	5.892%, (1-Month USD Libor+410 basis points), 9/25/2031[1,2,3]	4,251,918
10,000,000	5.892%, (1-Month USD Libor+410 basis points), 7/25/2039[1,2,3]	10,476,109
7,000,000	4.092%, (1-Month USD Libor+230 basis points), 8/25/2031[1,2,3]	7,062,516
6,000,000	5.192%, (1-Month USD Libor+340 basis points), 10/25/2039[1,2,3]	6,105,504
3,862,009	3.942%, (1-Month USD Libor+215 basis points), 11/25/2039[1,2,3]	3,881,381
4,100,000	11.042%, (1-Month USD Libor+925 basis points), 11/25/2039[1,2,3]	4,394,462
1,996,036	11.042%, (1-Month USD Libor+925 basis points), 4/25/2029[2,3]	2,566,393
	Finance America Mortgage Loan Trust 2004-2
312,181	2.692%, (1-Month USD Libor+90 basis points), 8/25/2034[2,3]	307,847
	Finance America Mortgage Loan Trust 2004-3
228,143	2.737%, (1-Month USD Libor+94 basis points), 11/25/2034[2,3,4]	196,097
	FMC GMSR Issuer Trust
5,000,000	4.720%, 9/25/2024[1,6]	4,976,992
	GSRPM Mortgage Loan Trust Series 2004-1
2,428,385	4.292%, (1-Month USD Libor+250 basis points), 9/25/2042[1,2,3]	2,465,648
	Home Partners of America 2018-1 Trust
4,000,000	4.087%, (1-Month USD Libor+235 basis points), 7/17/2037[1,3]	3,981,519
	HomeBanc Mortgage Trust 2004-1
135,913	2.692%, (1-Month USD Libor+90 basis points), 8/25/2029[2,3,4]	104,891
	Homeward Opportunities Fund I Trust 2018-1
1,494,000	5.295%, 6/25/2048[1,2,6]	1,558,914
	JP Morgan Mortgage Trust 2004-A3
654,814	4.087%, 6/25/2034[2,6]	650,643
	JP Morgan Mortgage Trust 2005-A8
1,868,935	3.994%, 11/25/2035[2,6]	1,762,008
	JP Morgan Trust 2015-1
2,546,517	3.219%, 12/25/2044[1,2,6]	2,540,931
	LHOME Mortgage Trust 2019-RTL3
2,800,000	5.682%, 7/25/2024[1,2,8]	2,801,338
	MASTR Alternative Loan Trust 2002-1
424,694	6.750%, 7/25/2032[2]	375,812
	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5
1,685,843	4.310%, 6/25/2035[2,4,6]	1,632,107

15

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	New Residential Mortgage Loan Trust 2014-1
$734,514	6.065%, 1/25/2054[1,2,6]	$795,362
	New Residential Mortgage Loan Trust 2018-NQM1
3,000,000	5.284%, 11/25/2048[1,2,6]	3,055,156
	New Residential Mortgage Loan Trust 2019-NQM1
1,243,000	5.465%, 1/25/2049[1,2,6]	1,239,169
	New Residential Mortgage Loan Trust 2019-NQM2
3,123,000	5.682%, 4/25/2049[1,2,6]	3,251,791
	New York Mortgage Trust 2005-1
377,942	2.542%, (1-Month USD Libor+75 basis points), 4/25/2035[2,3]	369,241
	Option One Mortgage Loan Trust 2005-3
800,712	2.527%, (1-Month USD Libor+74 basis points), 8/25/2035[2,3]	800,605
	PNMAC FMSR ISSUER TRUST 2018-FT1
4,000,000	4.142%, (1-Month USD Libor+235 basis points), 4/25/2023[1,2,3]	4,000,718
	PNMAC GMSR ISSUER TRUST 2018-GT1
6,050,000	4.642%, (1-Month USD Libor+285 basis points), 2/25/2023[1,3]	6,087,393
	PNMAC GMSR ISSUER TRUST 2018-GT2
9,500,000	4.442%, (1-Month USD Libor+265 basis points), 8/25/2025[1,2,3]	9,543,848
	Prime Mortgage Trust 2005-2
644,910	4.611%, 10/25/2032[2,6]	544,120
	Provident Funding Mortgage Loan Trust 2004-1
66,989	4.737%, 4/25/2034[2,4,6]	62,372
	PRPM 2019-2 LLC
3,250,000	5.438%, 4/25/2024[1,2,8]	3,284,277
	Republic FInance Issuance Trust 2019-A
2,630,000	5.100%, 11/22/2027[1,2]	2,622,135
	Residential Asset Securitization Trust 2003-A15
239,764	5.600%, 2/25/2034[2,6]	247,541
	Starwood Mortgage Residential Trust 2019-IMC1
7,918,000	5.045%, 2/25/2049[1,2,6]	8,060,912
1,632,900	5.826%, 2/25/2049[1,2,6]	1,676,397
	Starwood Waypoint Homes 2017-1 Trust
1,242,000	4.340%, (1-Month USD Libor+260 basis points), 1/17/2035[1,3]	1,244,265
1,695,000	5.140%, (1-Month USD Libor+340 basis points), 1/17/2035[1,3]	1,697,022
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003 26A
223,189	3.208%, (1-Month USD Libor+150 basis points), 9/25/2033[2,3]	219,044
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A
383,517	4.087%, 6/25/2033[2,4,6]	179,694
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-6A
271,061	4.344%, 3/25/2033[2,4,6]	145,205
	Thornburg Mortgage Securities Trust 2003-2
226,900	2.917%, (1-Month USD Libor+112 basis points), 4/25/2043[2,3]	224,836

16

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust
$133,648	4.699%, 6/25/2033[2,4,6]	$113,018
	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
239,886	4.400%, 9/25/2033[2,6]	211,036
	Wells Fargo Mortgage Backed Securities 2004-J Trust
26,266	4.852%, 7/25/2034[2,4,6]	23,144
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $155,422,734)	159,364,019
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
	First Matrix RMOF Trust
750,000	0.000% 10/1/2029[4,6,7]	—
	TOTAL FINANCIALS
	(Cost $6,456)	—
	TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 4.8%
1,270,733	Fidelity Institutional Government Portfolio, 1.498%[9,10]	1,270,733
29,043,908	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.502%[10]	29,043,908
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,314,641)	30,314,641
	TOTAL INVESTMENTS — 99.4%
	(Cost $618,198,037)	629,172,498
	Other Assets in Excess of Liabilities — 0.6%	3,933,462
	TOTAL NET ASSETS — 100.0%	$633,105,960

	SECURITIES SOLD SHORT — 0.1%
	EXCHANGE-TRADED FUNDS — 0.1%
(6,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(657,240)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $644,668)	(657,240)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $644,668)	$(657,240)

LP – Limited Partnership

LLC – Limited Liability Company

ETF – Exchange-Traded Fund

17

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2019

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $538,859,573, which represents 85.1% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Illiquid security. The total illiquid securities represent 2.1% of Net Assets. Total value of these securities is $13,320,166.
[5]	Interest-only security.
[6]	Variable rate security.
[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.5% of Net Assets. The total value of these securities is $9,409,635.
[8]	Step rate security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

18

Braddock Multi-Strategy Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2019

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds	0.0%
Financials	0.0%
Total Corporate Bonds	0.0%
Collateralized Mortgage Obligations	25.2%
Asset-Backed Securities	69.4%
Short-Term Investments	4.8%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

19

Braddock Multi-Strategy Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019

Assets:
Investments, at value (cost $618,198,037)	$629,172,498
Cash	1,075,927
Cash deposited with broker for securities sold short	550,565
Receivables:
Fund shares sold	2,430,667
Dividends and interest	1,459,701
Prepaid expenses	81,528
Callable bond proceeds (Note 11)	22,616
Total Assets	634,793,502

Liabilities:
Securities sold short, at value (proceeds $644,668)	657,240
Payables:
Fund shares redeemed	143,125
Advisory fees	664,195
Shareholder servicing fees (Note 7)	32,109
Distribution fees - Class A & Class C (Note 6)	25,532
Fund services fees	77,814
Auditing fees	22,500
Commitment fees payable (Note 12)	5,896
Trustees' deferred compensation (Note 3)	4,721
Chief Compliance Officer fees	2,699
Trustees' fees and expenses	101
Accrued other expenses	51,610
Total Liabilities	1,687,542

Net Assets	$633,105,960

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$623,628,831
Total distributable earnings	9,477,129
Net Assets	$633,105,960

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$40,318,848
Shares of beneficial interest issued and outstanding	3,881,630
Redemption price[1]	$10.39
Maximum sales charge (4.25% of offering price)[2]	0.46
Maximum offering price to public	$10.85

Class C Shares:
Net assets applicable to shares outstanding	$20,552,005
Shares of beneficial interest issued and outstanding	1,984,243
Redemption price[1]	$10.36

Institutional Class Shares:
Net assets applicable to shares outstanding	$572,235,107
Shares of beneficial interest issued and outstanding	55,040,345
Redemption price	$10.40

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

20

Braddock Multi-Strategy Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2019

Investment income:
Interest	$26,070,321
Total investment income	26,070,321

Expenses:
Advisory fees	5,881,860
Shareholder servicing fees (Note 7)	287,525
Distribution fees - Class A (Note 6)	67,011
Distribution fees - Class C (Note 6)	152,669
Fund services fees	569,334
Registration fees	120,040
Miscellaneous	61,002
Shareholder reporting fees	54,014
Legal fees	29,288
Dividends and interest on securities sold short	25,001
Auditing fees	22,874
Commitment fees (Note 12)	22,580
Chief Compliance Officer fees	18,821
Trustees' fees and expenses	10,690
Insurance fees	2,644
Total expenses	7,325,353
Advisory fees recovered	162
Net expenses	7,325,515
Net investment income	18,744,806

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(1,072,843)
Securities sold short	(36,558)
Net realized loss	(1,109,401)
Net change in unrealized appreciation/depreciation on:
Investments	10,840,244
Securities sold short	(15,792)
Net change in unrealized appreciation/depreciation	10,824,452
Net realized and unrealized gain	9,715,051

Net Increase in Net Assets from Operations	$28,459,857

See accompanying Notes to Financial Statements.

21

Braddock Multi-Strategy Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$18,744,806	$9,115,967
Net realized gain (loss) on investments and securities sold short	(1,109,401)	936,640
Net change in unrealized appreciation/depreciation on investments and securities sold short	10,824,452	(4,665,893)
Net increase in net assets resulting from operations	28,459,857	5,386,714

Distributions to Shareholders:
Distributions:
Class A	(1,035,737)	(509,823)
Class C	(479,081)	(221,095)
Institutional Class	(17,565,262)	(9,048,724)
Total distributions to shareholders	(19,080,080)	(9,779,642)

Capital Transactions:
Net proceeds from shares sold:
Class A	33,110,993	19,779,358
Class C	12,392,246	7,438,005
Institutional Class	387,309,521	232,309,787
Reinvestment of distributions:
Class A	919,990	457,175
Class C	389,907	167,344
Institutional Class	15,303,221	8,100,860
Cost of shares redeemed:
Class A	(13,808,915)	(7,719,625)
Class C	(2,360,869)	(1,154,818)
Institutional Class	(145,503,196)	(53,902,819)
Net increase in net assets from capital transactions	287,752,898	205,475,267

Total increase in net assets	297,132,675	201,082,339

Net Assets:
Beginning of period	335,973,285	134,890,946
End of period	$633,105,960	$335,973,285

Capital Share Transactions:
Shares sold:
Class A	3,198,306	1,922,028
Class C	1,204,724	724,858
Institutional Class	37,478,943	22,557,659
Shares reinvested:
Class A	89,092	44,531
Class C	37,890	16,339
Institutional Class	1,481,918	788,463
Shares redeemed:
Class A	(1,338,228)	(750,634)
Class C	(229,459)	(112,604)
Institutional Class	(14,089,688)	(5,244,239)
Net increase in capital share transactions	27,833,498	19,946,401

See accompanying Notes to Financial Statements.

22

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,				For the Period Ended December 31, 2015*
	2019	2018	2017	2016
Net asset value, beginning of period	$10.15	$10.27	$10.05	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.39	0.41	0.41	0.51	-
Net realized and unrealized gain (loss)	0.24	(0.11)	0.29	0.09	-
Total from investment operations	0.63	0.30	0.70	0.60	-

Less Distributions:
From net investment income	(0.39)	(0.42)	(0.48)	(0.55)	-
Total distributions	(0.39)	(0.42)	(0.48)	(0.55)	-

Net asset value, end of period	$10.39	$10.15	$10.27	$10.05	$10.00

Total return[2]	6.34%	2.99%	7.13%	6.15%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,319	$19,620	$7,361	$2,708	$3

Ratio of expenses to average net assets (including commitment fees, dividends and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[3]	1.76%	1.82%	1.99%	2.25%	-%
After fees waived and expenses absorbed/recovered[3]	1.76%	1.75%	1.76%	1.77%	-%
Ratio of net investment income to average net assets (including commitment fees, dividends and interest on securities sold short):
Before fees waived and expenses absorbed/recovered	3.78%	3.87%	3.78%	4.61%	-%
After fees waived and expenses absorbed/recovered	3.78%	3.94%	4.01%	5.09%	-%

Portfolio turnover rate	27%	35%	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is waived on sales of $1 million or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	If commitment fees, dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2019. For the prior periods ended December 31, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.00%, 0.01%, 0.02% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

23

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,				For the Period Ended December 31, 2015*
	2019	2018	2017	2016
Net asset value, beginning of period	$10.13	$10.25	$10.04	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.31	0.33	0.33	0.44	-
Net realized and unrealized gain (loss)	0.24	(0.10)	0.30	0.08	-
Total from investment operations	0.55	0.23	0.63	0.52	-

Less Distributions:
From net investment income	(0.32)	(0.35)	(0.42)	(0.48)	-
Total distributions	(0.32)	(0.35)	(0.42)	(0.48)	-

Net asset value, end of period	$10.36	$10.13	$10.25	$10.04	$10.00

Total return[2]	5.49%	2.26%	6.38%	5.29%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,552	$9,833	$3,510	$169	$2

Ratio of expenses to average net assets (including commitment fees, dividends and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[3]	2.51%	2.57%	2.74%	3.00%	-%
After fees waived and expenses absorbed/recovered[3]	2.51%	2.50%	2.51%	2.52%	-%
Ratio of net investment income to average net assets (including commitment fees, dividends and interest on securities sold short):
Before fees waived and expenses absorbed/recovered	3.03%	3.12%	3.03%	3.86%	-%
After fees waived and expenses absorbed/recovered	3.03%	3.19%	3.26%	4.34%	-%

Portfolio turnover rate	27%	35%	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	If commitment fees, dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2019. For the prior periods ended December 31, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.00%, 0.01%, 0.02% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

24

Braddock Multi-Strategy Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,				For the Period Ended December 31, 2015*
	2019	2018	2017	2016
Net asset value, beginning of period	$10.16	$10.28	$10.05	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.42	0.43	0.44	0.54	-
Net realized and unrealized gain (loss)	0.24	(0.10)	0.30	0.08	-
Total from investment operations	0.66	0.33	0.74	0.62	-

Less Distributions:
From net investment income	(0.42)	(0.45)	(0.51)	(0.57)	-
Total distributions	(0.42)	(0.45)	(0.51)	(0.57)	-

Net asset value, end of period	$10.40	$10.16	$10.28	$10.05	$10.00

Total return[2]	6.60%	3.24%	7.50%	6.36%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$572,235	$306,520	$124,020	$64,653	$5

Ratio of expenses to average net assets (including commitment fees, dividends and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[3]	1.51%	1.57%	1.74%	2.00%	-%
After fees waived and expenses absorbed/recovered[3]	1.51%	1.50%	1.51%	1.52%	-%
Ratio of net investment income to average net assets (including commitment fees, dividends and interest on securities sold short):
Before fees waived and expenses absorbed/recovered	4.03%	4.12%	4.03%	4.86%	-%
After fees waived and expenses absorbed/recovered	4.03%	4.19%	4.26%	5.34%	-%

Portfolio turnover rate	27%	35%	33%	31%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If commitment fees, dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2019. For the prior periods ended December 31, 2018, 2017, 2016 and 2015, the ratios would have been lowered by 0.00%, 0.01%, 0.02% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

25

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

Note 1 – Organization

The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. The Fund commenced investment operations on December 31, 2015. Class T shares are not currently available for purchase.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

26

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

27

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund is allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(e) Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to seek to enhance the portfolio’s return. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. When the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. Reverse repurchase agreements also create Fund expenses and require that the Fund have sufficient cash available to purchase the debt obligations when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

28

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2016-2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. The Advisor engages Braddock Financial LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the Fund's average daily net assets for Class A, Class C, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees.

29

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

For the year ended December 31, 2019, the Advisor recovered $162 of its previously waived advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2019, the amount of these potentially recoverable expenses was $372,043. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2020	$220,594
2021	151,449
Total	$372,043

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2019, are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended December 31, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2019, are reported on the Statement of Operations.

30

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

Note 4 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$617,553,369

Gross unrealized appreciation	$14,119,909
Gross unrealized depreciation	(3,158,020)
Net unrealized appreciation on investments	$10,961,889

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (loss) as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$(12,701)	$12,701

As of December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$48,405
Undistributed long-term capital gains	-
Tax accumulated earnings	48,405

Accumulated capital and other losses	(1,528,444)
Unrealized appreciation on investments	10,961,889
Unrealized Deferred Compensation	(4,721)
Total accumulated earnings	$9,477,129

As of December 31, 2019, the Fund had net capital loss carryovers as follows:

Not subject to expiration:
Short Term	$1,119,268
Long Term	409,176
Total	$1,528,444

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

31

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

The tax character of the distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

Distributions paid from:	2019	2018
Ordinary income	$19,080,080	$9,779,642
Net long-term capital gains	-	-
Total distributions paid	$19,080,080	$9,779,642

Note 5 – Investment Transactions

For the year ended December 31, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales	Securities sold short	Cover short securities
$391,673,026	$122,442,745	$644,668	$236,380

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the year ended December 31, 2019, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

32

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

33

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$430,084,203	$9,409,635	$439,493,838
Collateralized Mortgage Obligations	-	159,364,019	-	159,364,019
Corporate Bonds*	-	-	0	0
Short-Term Investments	30,314,641	-	-	30,314,641
Total Investments	$30,314,641	$589,448,222	$9,409,635	$629,172,498

Liabilities
Securities Sold Short
Exchange-Traded Funds	$657,240	$-	$-	$657,240
Total Investments	$657,240	$-	$-	$657,240

*	The Fund held a Level 3 security valued at zero at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2018	$13,200,778
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(11,294,886)
Total realized gain/(loss)	(64,222)
Change in unrealized appreciation/(depreciation)	454,950
Net purchases	9,385,479
Net sales	(2,203,887)
Principal paydown	(86,185)
Amortization	17,608
Balance as of December 31, 2019	$9,409,635

Transfers into, or out of, Level 3 are recognized at the end of the reporting period.

34

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2019:

Fair Value December 31, 2019	Valuation Techniques	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
$9,385,479	Market approach	Purchase price	-	Increase
$24,156	Asset approach	Recovery value	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – ReFlow liquidity program

The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from the fund equal to the amount of the fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund. For use of the ReFlow service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the year ended December 31, 2019, ReFlow was not utilized by the Fund.

Note 11 – Callable Bond Proceeds

On November 25, 2019, Wells Fargo Bank, N.A. (Wells Fargo), the trustee for Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A-2 (CUSIP 94979TAB2) issued a call notice that funds received from this security will be withheld to establish a reserve account to meet its current and future expenses for litigation costs and potential judgements resulting from claims against Wells Fargo. Wells Fargo stated in its letter to certificate holders that this amount will be held for an unknown amount of time and any unused funds in reserve will be paid to certificate holders when Wells Fargo determines that such funds are no longer necessary to be held. The Fund expects payment to be received within the next three years and the estimated proceeds to be received from the callable bond is reported on the Statement of Assets and Liabilities.

35

Braddock Multi-Strategy Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2019

Note 12 – Line of Credit

The Fund together with Robinson Tax Advantaged Income Fund and Robinson Opportunistic Income Fund managed by the Advisor (together “Liberty Street Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 2.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees for the year ended December 31, 2019 are disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the year ended December 31, 2019.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Braddock Multi-Strategy Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Braddock Multi-Strategy Income Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and for the one day in the period ended December 31, 2015, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the one day in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2020

37

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For the year ended December 31, 2019, 0% of dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), is designated as qualified dividend income.

For the year ended December 31, 2019, 0% of the dividends to be paid from net investment income, including from short-term capital gains from the Fund (if any), is designated as dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (800) 207-7108. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun[a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4

Investment Managers Series Trust, a registered investment company (includes 52 portfolios),

361 Social Infrastructure Fund, a closed-end investment company, and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

38

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
William H. Young[a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustee:
Eric M. Banhazlb† (born 1957) Trustee	Since January 2008	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016). Chairman (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios), Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

39

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee:
Maureen Quilla* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 - June 2014); and President, 361 Social Infrastructure Fund (December 2019 – present).	4	Investment Managers Series Trust, a registered investment company (includes 52 portfolios) and 361 Social Infrastructure Fund, a closed-end investment company.
Officers of the Trust:
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili[b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A

40

Braddock Multi-Strategy Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Officer of the Trust:
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund managed by the same investment advisor. The Fund’s investment advisor also serves as the investment advisor to the Robinson Opportunistic Income Fund, Robinson Tax Advantaged Income Fund and West Loop Realty Fund which are offered in separate prospectus. The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC and Foothill Capital Management, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

41

Braddock Multi-Strategy Income Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/19	12/31/19	7/1/19 – 12/31/19
Class A	Actual Performance	$ 1,000.00	$ 1,024.20	$ 8.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.40	8.88
Class C	Actual Performance	1,000.00	1,020.50	12.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.61	12.67
Institutional Class	Actual Performance	1,000.00	1,025.40	7.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.66	7.61

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

42

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Braddock Multi-Strategy Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

100 Wall Street, 20th Floor

New York, New York 10005

Sub-Advisor

Braddock Financial LLC

1200 17th Street, Suite 1210

Denver, Colorado 80202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Braddock Multi-Strategy Income Fund - Class A	BDKAX	46141Q 618
Braddock Multi-Strategy Income Fund - Class C	BDKCX	46141Q 592
Braddock Multi-Strategy Income Fund - Institutional Class	BDKNX	46141Q 584

Privacy Principles of the Braddock Multi-Strategy Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Braddock Multi-Strategy Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 207-7108.

Braddock Multi-Strategy Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (800) 207-7108.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$20,300	$19,700
Audit-Related Fees	N/A	N/A
Tax Fees	$2,800	$2,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/9/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/9/20